UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2019

Semiannual Report

to Shareholders

DWS Short-Term Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets

27	Financial Highlights
31	Notes to Financial Statements
39	Information About Your Fund’s Expenses
41	Advisory Agreement Board Considerations and Fee Evaluation
46	Account Management Resources
48	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short-Term Municipal Bond Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS Short-Term Municipal Bond Fund	|	3

Performance Summary	April 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	2.28%	2.79%	0.94%	1.45%
Bloomberg Barclays 1-Year G.O. Bond Index†	1.61%	2.38%	0.94%	1.09%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	2.52%	3.31%	1.30%	1.86%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		2.50%	0.97%	1.48%
Bloomberg Barclays 1-Year G.O. Bond Index†		2.22%	0.94%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.00%	1.36%	1.89%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	1.90%	2.03%	0.19%	0.70%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.90%	2.03%	0.19%	0.70%
Bloomberg Barclays 1-Year G.O. Bond Index†	1.61%	2.38%	0.94%	1.09%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	2.52%	3.31%	1.30%	1.86%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.74%	0.22%	0.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.74%	0.22%	0.73%
Bloomberg Barclays 1-Year G.O. Bond Index†		2.22%	0.94%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.00%	1.36%	1.89%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	2.26%	2.84%	1.08%	1.60%
Bloomberg Barclays 1-Year G.O. Bond Index†	1.61%	2.38%	0.94%	1.09%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	2.52%	3.31%	1.30%	1.86%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		2.65%	1.12%	1.65%
Bloomberg Barclays 1-Year G.O. Bond Index†		2.22%	0.94%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.00%	1.36%	1.89%

4	|	DWS Short-Term Municipal Bond Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	2.41%	3.05%	1.20%	1.70%
Bloomberg Barclays 1-Year G.O. Bond Index†	1.61%	2.38%	0.94%	1.09%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	2.52%	3.31%	1.30%	1.86%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		2.76%	1.23%	1.75%
Bloomberg Barclays 1-Year G.O. Bond Index†		2.22%	0.94%	1.11%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		3.00%	1.36%	1.89%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 0.94%, 1.70%, 0.81% and 0.72% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Short-Term Municipal Bond Fund	|	5

Growth of an Assumed $10,000 Investment

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount outstanding of at least $5 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990.

††	The Bloomberg Barclays 3-Year (2–4) Municipal Bond Index is an unmanaged subset of the Bloomberg Barclays Municipal Bond Index. It includes maturities of two to four years.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Short-Term Municipal Bond Fund

	Class A	Class C	Class S	Institutional Class

Net Asset Value
4/30/19	$10.07	$10.07	$10.05	$10.07
10/31/18	$9.93	$9.93	$9.92	$9.93

Distribution Information as of 4/30/19
Income Dividends, Six Months	$.09	$.05	$.09	$.10
April Income Dividend	$.0137	$.0072	$.0147	$.0157
SEC 30-day Yield‡‡	1.30%	.58%	1.47%	1.57%
Tax Equivalent Yield‡‡	1.81%	.45%	2.14%	2.29%
Current Annualized Distribution Rate‡‡	1.65%	.87%	1.78%	1.90%

‡‡

The SEC yield is net investment income per share earned over the month ended April 30, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 1.02%, 0.26%, 1.21% and 1.30% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.80%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.37%, 0.55%, 1.52% and 1.63% for Class  A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Short-Term Municipal Bond Fund	|	7

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2003.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	BA and MBA, Boston College.

8	|	DWS Short-Term Municipal Bond Fund

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/19	10/31/18
Municipal Investments
Revenue Bonds	69%	82%
General Obligation Bonds	22%	5%
Lease Obligations	6%	1%
Escrow to Maturity/Prerefunded Bonds	1%	12%
Preferred Shares of Closed-End Investment Companies	2%	—
	100%	100%

Interest Rate Sensitivity	4/30/19	10/31/18
Effective Maturity	2.6 years	2.7 years
Modified Duration	2.0 years	2.0 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/19	10/31/18
AAA	23%	34%
AA	38%	15%
A	26%	39%
BBB	12%	12%
B	0%	—
Not Rated	1%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio excluding Preferred Shares of Closed-End Investment Companies and Open-End Investment Companies)	4/30/19	10/31/18
California	15%	13%
Texas	14%	11%
Illinois	9%	11%
New York	8%	11%
Georgia	6%	3%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 46 for contact information.

DWS Short-Term Municipal Bond Fund	|	9

Investment Portfolio	as of April 30, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 102.6%
Alabama 1.4%

Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048	2,200,000	2,349,226

Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	1,200,000	1,296,600

		3,645,826

Arizona 1.8%

Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 2.42%**, 5/7/2019, LOC: JPMorgan Chase Bank NA	1,985,000	1,985,000

Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026 (a)	2,500,000	3,009,925

		4,994,925

California 15.4%

California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series C, MUNIPSA + 0.350%, 2.65%*, Mandatory Put 4/1/2020 @ 100, 4/1/2047	2,000,000	2,000,420

California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300%, 2.051%*, Mandatory Put 10/1/2021 @ 100, 7/1/2030	2,000,000	1,996,660

California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370%, 2.67%*, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,001,000

California, State General Obligation:

MUNIPSA + 0.430%, 2.73%*, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,254,075

5.0%, 4/1/2021	4,000,000	4,261,560

5.25%, 4/1/2022	1,615,000	1,617,213

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:

Series A, AMT, 5.0%, 6/30/2025	1,000,000	1,155,230

Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,165,150

Series A, AMT, 5.0%, 6/30/2026	500,000	587,090

California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	2,004,620

The accompanying notes are an integral part of the financial statements.

10	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc.:

Series A-1, 144A, AMT, 1.9%*, Mandatory Put 7/15/2019 @ 100, 11/1/2042	1,000,000	1,000,000

Series A, 144A, AMT, 2.3%*, Mandatory Put 8/1/2019 @ 100, 8/1/2023	1,500,000	1,500,000

California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,053,490

California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,526,025

Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250%, 2.001%*, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,167,957

Glendale, CA, Unified School District:

5.0%, 9/1/2025 (a)	500,000	568,940

5.0%, 9/1/2026 (a)	500,000	579,830

Newport Mesa, CA, Unified School District, Election of 2000:

5.0%, 8/1/2024 (a)	1,200,000	1,348,272

5.0%, 8/1/2025 (a)	1,300,000	1,492,530

Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,099,300

San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Series A, 5.0%, 7/15/2025 (a)	2,500,000	2,913,050

Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250%, 2.55%*, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,489,950

		41,782,362

Colorado 2.0%

Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,441,900

Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,399,840

Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 2.38%**, 5/7/2019, LOC: U.S. Bank NA	590,000	590,000

		5,431,740

Connecticut 1.3%

Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,286,220

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,260,000	1,329,250

		3,615,470

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)

Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 2.37%**, 5/7/2019, LOC: PNC Bank NA	645,000	645,000

District of Columbia 0.3%
District of Columbia, The PEW Charitable Trust, Series A, 2.37%**, 5/7/2019, LOC: PNC Bank NA	865,000	865,000

Florida 5.1%

Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,255,613

Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	60,000	60,271

Florida, Jacksonville Electric Authority, Water & Sewer System Revenue, Series A-2, 2.35%**, 5/7/2019, SPA: JPMorgan Chase Bank NA	2,875,000	2,875,000

Florida, State Department Transportation, Right-of-Way Acquisition & Bridge Construction, Series A, 5.0%, 7/1/2020	1,975,000	2,053,012

Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,346,200

Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,070,790

Orange County, FL, Housing Finance Authority, Post Fountains Project, 2.41%**, 5/7/2019, INS: Fannie Mae, LIQ: Fannie Mae	200,000	200,000

Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,065,150

		13,926,036

Georgia 6.5%

Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,052,780

Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,225,140

Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:

Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	2,013,454

Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	750,000	811,785

Georgia, Municipal Electric Authority, Series B, 2.3%**, 5/7/2019, LOC: PNC Bank NA	4,850,000	4,850,000

Georgia, State General Obligation:

Series C, 5.0%, 7/1/2021	4,325,000	4,638,822

Series C, 5.0%, 10/1/2021	1,985,000	2,145,289

Georgia, State Road & Tollway Authority Revenue, Series B, 5.0%, 6/1/2019	935,000	937,524

		17,674,794

The accompanying notes are an integral part of the financial statements.

12	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Illinois 9.3%

Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,883,233

Cook County, IL, General Obligation, 5.0%, 11/15/2019	500,000	508,170

Granite City, IL, Waste Management, Inc. Project, AMT, 2.25%, Mandatory Put 5/1/2020 @ 100, 5/1/2027	2,000,000	2,000,000

Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,070,160

Illinois, State Development Finance Authority Revenue, North Park University Project, 2.15%**, 5/7/2019, LOC: U.S. Bank NA	825,000	825,000

Illinois, State Educational Facilities Authority, University of Chicago, Series B, 1.875%, Mandatory Put 2/13/2020 @ 100, 7/1/2025	1,250,000	1,250,812

Illinois, State Finance Authority Revenue, North Park University Project, 2.15%**, 5/7/2019, LOC: U.S. Bank NA	195,000	195,000

Illinois, State Finance Authority Revenue, Northwest Community Hospital, Series C, 2.33%**, 5/7/2019, LOC: JPMorgan Chase Bank NA	2,050,000	2,050,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 2.37%**, 5/7/2019, LOC: Northern Trust Company	2,825,000	2,825,000

Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 2.31%**, 5/7/2019, LOC: U.S. Bank NA	1,950,000	1,950,000

Illinois, State General Obligation:

Series A, 5.0%, 12/1/2019	2,000,000	2,034,200

Series D, 5.0%, 11/1/2020	1,000,000	1,037,860

Series A, 5.0%, 10/1/2021	1,000,000	1,057,540

Series B, 5.0%, 10/1/2021	1,000,000	1,057,540

Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,617,195

Lake County, IL, Forest Preservation District, Series A, 67% of 3-month USD-LIBOR + 0.480%, 2.229%*, 12/15/2020	2,615,000	2,618,269

Morton Grove, IL, Cultural Facilities Revenue, Holocaust Museum & Education, 2.37%**, 5/7/2019, LOC: Bank of America NA	320,000	320,000

		25,299,979

Indiana 1.7%

Elkhart County, IN, Economic Development Revenue, ATI Project, AMT, 2.43%**, 5/7/2019, LOC: JPMorgan Chase & Co	1,325,000	1,325,000

Indiana, State Finance Authority Hospital Revenue, Indiana University Health, Series C, 2.3%**, 5/7/2019, LOC: Northern Trust Company	430,000	430,000

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)

Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series C, 2.26%**, 5/7/2019, LOC: Sumitomo Mitsui Banking	415,000	415,000

Indiana, State Finance Authority Revenue, Trinity Health, Series D-1, 2.33%**, 5/7/2019	670,000	670,000

Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, AMT, 2.1%*, Mandatory Put 6/3/2019 @ 100, 12/1/2037	1,000,000	1,000,170

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 2.32%**, 5/7/2019, LOC: Bank of NY Mellon	655,000	655,000

		4,495,170

Iowa 0.4%

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	500,000	503,410

Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 2.37%**, 5/7/2019, SPA: Federal Home Loan Bank	700,000	700,000

		1,203,410

Kentucky 0.6%
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049	1,435,000	1,569,244

Louisiana 0.4%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 2.44%**, 5/7/2019, LOC: Bank of America NA	985,000	985,000

Maine 0.2%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	595,000	611,839

Maryland 1.8%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,791,335

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.37%**, 5/7/2019, LOC: PNC Bank NA	635,000	635,000

Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,399,908

		4,826,243

The accompanying notes are an integral part of the financial statements.

14	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Massachusetts 2.4%

Massachusetts, State Development Finance Agency Revenue, Brandeis University:

Series S-1, 5.0%, 10/1/2026 (a)	1,000,000	1,196,200

Series S-1, 5.0%, 10/1/2027 (a)	1,115,000	1,353,053

Massachusetts, State Development Finance Agency Revenue, Suffolk University:

5.0%, 7/1/2023	1,000,000	1,116,000

5.0%, 7/1/2024	1,000,000	1,137,730

Massachusetts, State Development Finance Agency, Solid Waste Disposal Revenue, Waste Management, Inc., Project, 144A, AMT, 2.25%, Mandatory Put 5/1/2019 @ 100, 5/1/2027, GTY: Waste Management, Inc.	250,000	250,000

Massachusetts, State Port Authority Revenue, Series A, AMT, 5.0%, 7/1/2019	1,365,000	1,372,371

		6,425,354

Michigan 3.8%

Michigan, Grand Valley State University Revenue, Series B, 2.15%**, 5/7/2019, LOC: U.S. Bank NA	480,000	480,000

Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68% of 1-month USD-LIBOR + 0.400%, 2.084%*, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,935,000	1,932,388

Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,056,640

Wayne County, MI, Airport Authority Revenue, Series A, AMT, 4.0%, 12/1/2020, INS: AGMC	4,600,000	4,753,318

		10,222,346

Minnesota 1.7%

Minnesota, Housing Facilities Revenue, Beacon Hill, 2.31%**, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000

Minnesota, Midwest Consortium of Municipal Utilities Revenue, Draw Down Association Financing Program, Series B, 2.15%**, 5/7/2019, LOC: U.S. Bank NA	585,000	585,000

Minnesota, State General Obligation:

Series A, 5.0%, 8/1/2021	1,800,000	1,933,452

Series D, 5.0%, 10/1/2021	1,430,000	1,543,699

		4,537,151

Missouri 0.2%

Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	462,121

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)

Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	15,000	15,120

Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	65,000	65,801

		543,042

Nebraska 0.0%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue, Series C, 4.5%, 9/1/2043	50,000	50,358

Nevada 1.6%

Clark County, NV, Airport Revenue, Series D-3, 2.4%**, 5/7/2019, LOC: Bank of America NA	1,385,000	1,385,000

Clark County, NV, School District, Tax Anticipation Notes, Series A, 5.0%, 6/15/2019	3,040,000	3,052,099

		4,437,099

New Jersey 2.7%

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	440,000	442,108

New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,451,650

New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,129,430

New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,252,903

		7,276,091

New Mexico 0.8%

New Mexico, Mortgage Finance Authority, Single Family Mortgage:

“I”, Series A-1, 4.0%, 1/1/2049	955,000	1,017,323

“I”, Series D, 5.35%, 9/1/2040	50,000	50,505

New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 2.34%**, 5/7/2019, LOC: Freddie Mac	1,050,000	1,050,000

		2,117,828

New York 7.9%

Long Island, NY, Electric System Revenue, Power Authority, Series C, 70% of 1-month USD-LIBOR + 0.750%, 2.501%*, Mandatory Put 10/1/2023 @ 100, 5/1/2033	2,000,000	2,002,620

New York, Metropolitan Transportation Authority Revenue, Series A, 4.0%, 2/3/2020	2,000,000	2,033,900

The accompanying notes are an integral part of the financial statements.

16	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA + 0.580%, 2.88%*, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,001,720

New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	1,000,000	1,222,810

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligation Group, Series A, 5.0%, 8/1/2026	2,000,000	2,367,520

New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Anticipation Notes, 4.0%, 2/1/2020	3,000,000	3,025,470

New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023	3,000,000	3,291,990

New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	300,702

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series G-5, 2.3%**, 5/2/2019, SPA: Barclays Bank PLC	1,550,000	1,550,000

Suffolk County, NY, Revenue Anticipation Notes, 2.75%, 3/20/2020	1,500,000	1,513,785

		21,310,517

North Carolina 1.2%

North Carolina, Raleigh Durham Airport Authority Revenue, Series C, 2.28%**, 5/7/2019, LOC: TD Bank NA	630,000	630,000

North Carolina, State Housing Finance Agency, Home Ownership Revenue:

Series 38-B, 4.0%, 7/1/2047	860,000	906,861

Series 41, 4.0%, 1/1/2050	1,500,000	1,609,245

		3,146,106

North Dakota 0.5%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,295,000	1,363,285

Ohio 2.0%

Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,141,480

Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 2.26%**, 5/7/2019, LOC: JPMorgan Chase Bank NA	375,000	375,000

Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,003,850

Ohio, State Hospital Revenue, Cleveland Clinic Health Systems Obligation Group, Series C, MUNIPSA + 0.400%, 1.99%*, Mandatory Put 6/1/2023 @ 100, 1/1/2052 (a)	3,000,000	3,001,020

		5,521,350

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)

Oklahoma 0.3%
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390%, 2.69%*, 1/1/2023	820,000	817,737

Oregon 1.2%

Oregon, State Department of Administration Services, Lottery Revenue, Series D, 5.0%, 4/1/2027	1,000,000	1,181,760

Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	695,000	716,927

Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,429,370

		3,328,057

Pennsylvania 6.0%

Emmaus, PA, General Authority Revenue Loan Program:

Series A, 2.15%**, 5/7/2019, LOC: U.S. Bank NA	200,000	200,000

Series B28, 2.4%**, 5/7/2019, LOC: U.S. Bank NA	500,000	500,000

Pennsylvania, State Public School Building Authority Revenue, School District Project, Series A, 2.37%**, 5/7/2019, LOC: PNC Bank NA	750,000	750,000

Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,374,220

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 2.39%**, 5/7/2019, LOC: PNC Bank NA	250,000	250,000

Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B-1, AMT, 1.95%*, Mandatory Put 7/15/2019 @ 100, 4/1/2049	1,075,000	1,075,108

Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.35%*, Mandatory Put 8/1/2019 @ 100, 8/1/2045, GTY: Waste Management, Inc.	1,000,000	1,000,000

Pennsylvania, State Higher Educational Facilities Authority, AICUP Program, Series J2, 2.39%**, 5/7/2019, LOC: PNC Bank NA	260,000	260,000

Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 2.37%**, 5/7/2019, LOC: PNC Bank NA	875,000	875,000

Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:

Series 119, 3.5%, 10/1/2041	1,450,000	1,491,339

Series 122, 4.0%, 10/1/2046	665,000	699,567

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Pennsylvania, State Turnpike Commission Revenue:

Series B, MUNIPSA + 0.500%, 2.8%*, 12/1/2021	2,000,000	1,999,800

Series B-1, MUNIPSA + 0.880%, 3.18%*, 12/1/2020	2,000,000	2,009,800

Series B, MUNIPSA + 1.150%, 3.45%*, 12/1/2019	1,500,000	1,501,065

Philadelphia, PA, Airport Revenue, Series A, AMT, 5.0%, 6/15/2019	1,195,000	1,199,302

		16,185,201

South Dakota 1.1%

South Dakota, Housing Development Authority, Homeownership Mortgage:

Series B, 4.0%, 11/1/2047	2,175,000	2,297,909

Series A, AMT, 4.5%, 5/1/2031	540,000	560,401

		2,858,310

Tennessee 1.9%

Sevier County, TN, Public Building Authority Revenue, Local Government Public Improvement VII, Series B-1, 2.31%**, 5/7/2019, LOC: Bank of America NA	1,385,000	1,385,000

Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	795,000	804,794

Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,385,472

Tennessee, State Housing Development Agency, Homeownership Program:

Series 2C, 4.0%, 7/1/2038	225,000	230,173

Series 1A, AMT, 4.5%, 1/1/2038	235,000	241,860

		5,047,299

Texas 14.4%

Allen, TX, Independent School District Building, 5.0%, 2/15/2024	315,000	333,267

Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,282,720

Clifton, TX, Higher Education Finance Corp. Education Revenue, IDEA Public Schools, 3.0%, 8/15/2019	1,000,000	1,003,640

Corpus Christi, TX, Independent School District Building, Series A, 2.0%, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,125,675

Fort Bend, TX, Independent School District Building, Series B, 1.35%, Mandatory Put 8/1/2019 @ 100, 8/1/2040	970,000	968,962

Gulf Coast, TX, Waste Disposal Authority Revenue, Waste Management of Texas, Series B, AMT, 2.25%, Mandatory Put 5/1/2020 @ 100, 5/1/2028	250,000	250,000

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA + 0.580%, 2.88%*, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,001,560

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)

Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,971,875

Houston, TX, Airport Systems Revenue:

Series A, AMT, 5.0%, 7/1/2025	500,000	583,910

Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,188,750

Houston, TX, Independent School District, Series A-2, 3.0%, Mandatory Put 6/1/2019 @ 100, 6/1/2039	900,000	900,918

Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360%, 2.094%*, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,571,661

Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc. Project, AMT, 2.35%*, Mandatory Put 8/1/2019 @ 100, 1/1/2026	1,500,000	1,500,000

Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,593,915

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,546,036

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-1, 2.1%**, 5/7/2019, LOC: Sumitomo Mitsui Banking	1,730,000	1,730,000

Texas, Eagle Mountain & Saginaw Independent School District, 5.0%, 8/15/2030	1,985,000	2,340,097

Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,156,074

Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	537,275

Texas, State General Obligation, 2.43%**, 5/7/2019, SPA: Helaba	445,000	445,000

Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	5,000,000	5,036,300

		39,067,635

Virginia 0.7%
Virginia, State College Building Authority, Educational Facilities Authority Revenue, Series A, 5.0%, 9/1/2021	1,860,000	2,003,778

Washington 0.9%

Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490%, 2.79%*, Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,000,980

Washington, State Housing Finance Commission, Interurban Senior Living Apartments, 2.42%**, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	375,000	375,000

		2,375,980

The accompanying notes are an integral part of the financial statements.

20	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

West Virginia 0.8%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037, LOC: Freddie Mac	2,250,000	2,272,545

Wisconsin 2.1%

Burlington, WI, Area School District, Bond Anticipation Notes, 3.0%, 8/6/2019	500,000	500,075

Pewaukee, WI, School District, Bond Anticipation Notes, 3.0%, 8/1/2019	500,000	500,000

Wisconsin, State General Fund, Annual Appropriation Revenue, Series A, 6.0%, 5/1/2026	3,550,000	3,550,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650%, 2.95%*, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,001,340

		5,551,415
Total Municipal Bonds and Notes (Cost $275,779,979)		278,030,522

Preferred Shares of Closed-End Investment Companies 1.8%

California

California, Nuveen Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 2.43%**, 5/7/2019, LIQ: Societe Generale	1,000,000	1,000,000

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 2.65%**, 5/1/2019	4,000,000	4,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $5,000,000)		5,000,000

	Shares	Value ($)
Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.38%*** (Cost $233,366)	233,308	233,331

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $281,013,345)	104.5	283,263,853
Other Assets and Liabilities, Net	(4.5)	(12,264,857)

Net Assets	100.0	270,998,996

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	21

*

Variable or floating rate security. These securities are shown at their current rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.

***	Current yield; not a coupon rate.

(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$278,030,522	$—	$278,030,522
Preferred Shares of Closed-End Investment Companies	—	5,000,000	—	5,000,000
Open-End Investment Companies	233,331	—	—	233,331
Total	$233,331	$283,030,522	$—	$283,263,853

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Short-Term Municipal Bond Fund

Statement of Assets and Liabilities

as of April 30, 2019 (Unaudited)

Assets
Investments in securities, at value (cost $281,013,345)	$283,263,853
Receivable for investments sold	2,997,258
Receivable for Fund shares sold	1,746,008
Interest receivable	2,523,926
Other assets	42,052
Total assets	290,573,097

Liabilities
Payable for investments purchased	4,000,000
Payable for investments purchased — when-issued securities	15,128,660
Payable for Fund shares redeemed	113,428
Distributions payable	83,939
Accrued management fee	26,802
Accrued Trustees’ fees	4,573
Other accrued expenses and payables	216,699
Total liabilities	19,574,101
Net assets, at value	$270,998,996

Net Assets Consist of
Distributable earnings (loss)	2,397,520
Paid-in capital	268,601,476
Net assets, at value	$270,998,996

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	23

Statement of Assets and Liabilities as of April 30, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value, offering and redemption price per share ($112,057,901 ÷ 11,129,712 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.07
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,629,016 ÷ 658,615 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.07
Class S

Net Asset Value, offering and redemption price per share ($48,181,563 ÷ 4,791,964 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.05
Institutional Class

Net Asset Value, offering and redemption price per share ($104,130,516 ÷ 10,340,833 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.07

The accompanying notes are an integral part of the financial statements.

24	|	DWS Short-Term Municipal Bond Fund

Statement of Operations

for the six months ended April 30, 2019 (Unaudited)

Investment Income
Income:
Interest	$2,966,322
Expenses:
Management fee	485,030
Administration fee	121,258
Services to shareholders	124,219
Distribution and service fees	161,553
Custodian fee	3,734
Professional fees	65,374
Reports to shareholders	21,120
Registration fees	35,812
Trustees’ fees and expenses	8,012
Other	21,868
Total expenses before expense reductions	1,047,980
Expense reductions	(287,190)
Total expenses after expense reductions	760,790
Net investment income	2,205,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	530,041
Change in net unrealized appreciation (depreciation) on investments	2,765,782
Net gain (loss)	3,295,823
Net increase (decrease) in net assets resulting from operations	$5,501,355

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:

Net investment income	$2,205,532	$4,164,152
Net realized gain (loss)	530,041	(335,382)
Change in net unrealized appreciation (depreciation)	2,765,782	(3,954,052)
Net increase (decrease) in net assets resulting from operations	5,501,355	(125,282)
Distributions to shareholders:

Class A	(887,572)	(1,769,452)
Class C	(37,250)	(103,493)
Class S	(441,153)	(1,144,219)
Institutional Class	(839,793)	(1,146,988)
Total distributions	(2,205,768)	(4,164,152)
Fund share transactions:

Proceeds from shares sold	128,159,488	101,157,385
Reinvestment of distributions	2,002,991	3,709,411
Payments for shares redeemed	(87,468,597)	(168,044,444)
Net increase (decrease) in net assets from Fund share transactions	42,693,882	(63,177,648)
Increase (decrease) in net assets	45,989,469	(67,467,082)
Net assets at beginning of period	225,009,527	292,476,609

Net assets at end of period	$270,998,996	$225,009,527

The accompanying notes are an integral part of the financial statements.

26	|	DWS Short-Term Municipal Bond Fund

Financial Highlights

	Six Months Ended 4/30/19		Years Ended October 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.93		$10.10	$10.16	$10.21	$10.26	$10.21
Income (loss) from investment operations:

Net investment income[a]	.09		.17	.13	.12	.09	.09
Net realized and unrealized gain (loss)	.14		(.17)	(.06)	(.05)	(.05)	.05
Total from investment operations	.23		—	.07	.07	.04	.14
Less distributions from:

Net investment income	(.09)		(.17)	(.13)	(.12)	(.09)	(.09)
Net asset value, end of period	$10.07		$9.93	$10.10	$10.16	$10.21	$10.26
Total Return (%)[b,c]	2.28	**	(.02)	.67	.66	.42	1.37

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112		104	121	158	189	222
Ratio of expenses before expense reductions (%)	.94	*	.94	.91	.90	.89	.90
Ratio of expenses after expense reductions (%)	.72	*	.71	.73	.73	.76	.73
Ratio of net investment income (%)	1.73	*	1.67	1.26	1.15	.91	.87
Portfolio turnover rate (%)	92	**	117	89	81	26	36

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges. Effective February 11, 2019, sales charges were eliminated on new Fund share purchases.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	27

	Six Months Ended 4/30/19		Years Ended October 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.93		$10.10	$10.16	$10.20	$10.26	$10.21
Income (loss) from investment operations:

Net investment income[a]	.05		.09	.05	.04	.02	.01
Net realized and unrealized gain (loss)	.14		(.17)	(.06)	(.04)	(.06)	.05
Total from investment operations	.19		(.08)	(.01)	.00 ***	(.04)	.06
Less distributions from:

Net investment income	(.05)		(.09)	(.05)	(.04)	(.02)	(.01)
Net asset value, end of period	$10.07		$9.93	$10.10	$10.16	$10.20	$10.26
Total Return (%)[b,c]	1.90	**	(.77)	(.08)	.01	(.43)	.61

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		8	14	20	25	33
Ratio of expenses before expense reductions (%)	1.73	*	1.70	1.68	1.67	1.67	1.67
Ratio of expenses after expense reductions (%)	1.47	*	1.46	1.48	1.48	1.51	1.48
Ratio of net investment income (%)	.98	*	.90	.51	.40	.16	.12
Portfolio turnover rate (%)	92	**	117	89	81	26	36

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Short-Term Municipal Bond Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.92		$10.09	$10.15	$10.19	$10.25	$10.20
Income (loss) from investment operations:

Net investment income[a]	.09		.18	.14	.13	.11	.10
Net realized and unrealized gain (loss)	.13		(.17)	(.06)	(.04)	(.06)	.05
Total from investment operations	.22		.01	.08	.09	.05	.15
Less distributions from:

Net investment income	(.09)		(.18)	(.14)	(.13)	(.11)	(.10)
Net asset value, end of period	$10.05		$9.92	$10.09	$10.15	$10.19	$10.25
Total Return (%)[b]	2.26	**	.12	.82	.91	.48	1.52

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48		46	113	81	74	96
Ratio of expenses before expense reductions (%)	.83	*	.81	.81	.74	.76	.71
Ratio of expenses after expense reductions (%)	.57	*	.56	.58	.58	.61	.58
Ratio of net investment income (%)	1.88	*	1.78	1.41	1.30	1.06	1.03
Portfolio turnover rate (%)	92	**	117	89	81	26	36

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	29

	Six Months Ended 4/30/19		Years Ended October 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.93		$10.10	$10.16	$10.20	$10.26	$10.21
Income (loss) from investment operations:

Net investment income[a]	.10		.19	.15	.14	.12	.12
Net realized and unrealized gain (loss)	.14		(.17)	(.06)	(.04)	(.06)	.05
Total from investment operations	.24		.02	.09	.10	.06	.17
Less distributions from:

Net investment income	(.10)		(.19)	(.15)	(.14)	(.12)	(.12)
Net asset value, end of period	$10.07		$9.93	$10.10	$10.16	$10.20	$10.26
Total Return (%)[b]	2.41	**	.23	.92	1.02	.58	1.63

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104		67	45	40	101	172
Ratio of expenses before expense reductions (%)	.71	*	.72	.66	.65	.64	.60
Ratio of expenses after expense reductions (%)	.47	*	.46	.48	.48	.51	.48
Ratio of net investment income (%)	1.97	*	1.95	1.51	1.39	1.15	1.12
Portfolio turnover rate (%)	92	**	117	89	81	26	36

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS Short-Term Municipal Bond Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the “Fund”) is a diversified series of Deutsche DWS Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Prior to February 11, 2019, Class A shares were subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Short-Term Municipal Bond Fund	|	31

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Preferred shares of closed-end investment companies held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

32	|	DWS Short-Term Municipal Bond Fund

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At October 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $335,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At April 30, 2019, the aggregate cost of investments for federal income tax purposes was $281,013,345. The net unrealized appreciation for all investments based on tax cost was $2,250,508. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $2,640,920 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $390,412.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

DWS Short-Term Municipal Bond Fund	|	33

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $274,503,229 and $223,720,281, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

34	|	DWS Short-Term Municipal Bond Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.

For the period from November 1, 2018 through January 31, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.71%
Class C	1.46%
Class S	.56%
Institutional Class	.46%

Effective February 1, 2019 through January 31, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.73%
Class C	1.48%
Class S	.58%
Institutional Class	.48%

For the six months ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$114,322
Class C	9,802
Class S	60,702
Institutional Class	102,364
$287,190

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

DWS Short-Term Municipal Bond Fund	|	35

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2019, the Administration Fee was $121,258, of which $22,172 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2019
Class A	$2,021	$547
Class C	363	217
Class S	1,608	630
Institutional Class	980	228
	$4,972	$1,622

In addition, for the six months ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$34,289
Class C	3,677
Class S	44,950
Institutional Class	33,178
$116,094

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2019
Class C	$28,213	$4,204

36	|	DWS Short-Term Municipal Bond Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2019	Annualized Rate
Class A	$124,204	$44,463	.24%
Class C	9,136	3,497	.24%
	$133,340	$47,960

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from November 1, 2018 through February 11, 2019 aggregated $3.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares purchased prior to February 11, 2019. For the six months ended April 30, 2019, DDI received $1,822 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,269, of which $7,425 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended April 30, 2019, the Fund engaged in securities purchases of $125,105,000 and securities sales of $51,115,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

DWS Short-Term Municipal Bond Fund	|	37

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	5,609,602	$56,168,630	3,029,109	$30,321,053
Class C	126,419	1,260,955	88,582	888,553
Class S	1,438,041	14,375,003	2,549,227	25,507,954
Institutional Class	5,634,589	56,354,900	4,438,930	44,439,825
		$128,159,488		$101,157,385

Shares issued to shareholders in reinvestment of distributions
Class A	79,112	$791,694	152,806	$1,528,248
Class C	3,150	31,520	8,957	89,560
Class S	39,404	394,009	103,931	1,038,867
Institutional Class	78,466	785,768	105,308	1,052,736
		$2,002,991		$3,709,411

Shares redeemed
Class A	(5,010,013)	$(50,127,943)	(4,699,085)	$(47,075,303)
Class C	(252,227)	(2,524,326)	(700,048)	(7,007,073)
Class S	(1,359,188)	(13,585,600)	(9,187,246)	(92,013,638)
Institutional Class	(2,125,286)	(21,230,728)	(2,196,694)	(21,948,430)
		$(87,468,597)		$(168,044,444)

Net increase (decrease)
Class A	678,701	$6,832,381	(1,517,170)	$(15,226,002)
Class C	(122,658)	(1,231,851)	(602,509)	(6,028,960)
Class S	118,257	1,183,412	(6,534,088)	(65,466,817)
Institutional Class	3,587,769	35,909,940	2,347,544	23,544,131
		$42,693,882		$(63,177,648)

38	|	DWS Short-Term Municipal Bond Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Short-Term Municipal Bond Fund	|	39

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,022.80	$1,019.00	$1,022.60	$1,024.10
Expenses Paid per $1,000*	$3.61	$7.36	$2.86	$2.36

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,021,22	$1,017.50	$1,021.97	$1,022.46
Expenses Paid per $1,000*	$3.61	$7.35	$2.86	$2.36

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.72%	1.47%	.57%	.47%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

40	|	DWS Short-Term Municipal Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Short-Term Municipal Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Short-Term Municipal Bond Fund	|	41

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2017.

42	|	DWS Short-Term Municipal Bond Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

DWS Short-Term Municipal Bond Fund	|	43

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor

44	|	DWS Short-Term Municipal Bond Fund

identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Short-Term Municipal Bond Fund	|	45

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

46	|	DWS Short-Term Municipal Bond Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 889	25158T 806	25158T 830
Fund Number	436	736	2336	536

DWS Short-Term Municipal Bond Fund	|	47

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

48	|	DWS Short-Term Municipal Bond Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

DWS Short-Term Municipal Bond Fund	|	49

Notes

Notes

Notes

Notes

Notes

Notes

DSTMBF-3

(R-027575-8 6/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/2/2019